NOTE PAYABLE (Details Narrative) - USD ($)	Oct. 31, 2016	Jul. 31, 2016
Accrued Interest	$ 13,082	$ 11,768
Convertible Notes Payable [Member]
Accrued Interest		414
Convertible Notes Payable 1 [Member]
Accrued Interest		$ 296